Apr. 30, 2019
NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund

Supplement dated September 12, 2019
to the Prospectus dated April 30, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective October 1, 2019:

1.	The table under the heading “Fees and Expenses” on page 2 of the Prospectus with respect to the NVIT Multi-Manager International Growth Fund is deleted in its entirety and replaced with the following:

	Class I Shares	Class II Shares	Class Y Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.32%	0.32%	0.17%
Total Annual Fund Operating Expenses	1.17%	1.42%	1.02%
Fee Waiver/Expense Reimbursement(1),(2)	(0.11)%	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.06%	1.31%	0.91%

(1)
Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.96% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) until at least September 30, 2020. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

(2)
Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.05% of the management fee to which the Adviser would otherwise be entitled until April 30, 2021. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.

2.	The table under the heading “Example” on page 2 of the Prospectus with respect to the NVIT Multi-Manager International Growth Fund is deleted in its entirety and replaced with the following:
	1 Year	3 Years	5 Years	10 Years
Class I Shares	$108	$361	$633	$1,411
Class II Shares	133	439	766	1,692
Class Y Shares	93	314	553	1,238

3.	The table under the heading “Fees and Expenses” on page 6 of the Prospectus with respect to the NVIT Multi-Manager International Value Fund is deleted in its entirety and replaced with the following:

	Class I Shares	Class II Shares	Class IV Shares	Class Y Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	None	None
Other Expenses	0.41%	0.41%	0.41%	0.26%
Total Annual Fund Operating Expenses	1.16%	1.41%	1.16%	1.01%
Fee Waiver/Expense Reimbursement(1)	(0.24)%	(0.24)%	(0.24)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.92%	1.17%	0.92%	0.77%
(1)

Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.236% of the management fee to which the Adviser would otherwise be entitled until April 30, 2021. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.

4.	The table under the heading “Example” on page 6 of the Prospectus with respect to the NVIT Multi-Manager International Value Fund is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$94	$345	$616	$1,388
Class II Shares	120	423	749	1,670
Class IV Shares	94	345	616	1,388
Class Y Shares	79	298	535	1,215

5.	The table under the heading “Fees and Expenses” on page 10 of the Prospectus with respect to the NVIT Multi-Manager Large Cap Growth Fund is deleted in its entirety and replaced with the following:

	Class I Shares	Class II Shares	Class Y Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.29%	0.29%	0.14%
Total Annual Fund Operating Expenses	0.94%	1.19%	0.79%
Fee Waiver/Expense Reimbursement(1),(2)	(0.11)%	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.83%	1.08%	0.68%

(1)
Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.75% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) until at least September 30, 2020. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

(2)
Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.07% of the management fee to which the Adviser would otherwise be entitled until April 30, 2021. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.

6.	The table under the heading “Example” on page 10 of the Prospectus with respect to the NVIT Multi-Manager Large Cap Growth Fund is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$85	$289	$509	$1,145
Class II Shares	110	367	644	1,433
Class Y Shares	69	241	428	968

7.	The table under the heading “Fees and Expenses” on page 13 of the Prospectus with respect to the NVIT Multi-Manager Large Cap Value Fund is deleted in its entirety and replaced with the following:

	Class I Shares	Class II Shares	Class Y Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.34%	0.34%	0.19%
Total Annual Fund Operating Expenses	0.99%	1.24%	0.84%
Fee Waiver/Expense Reimbursement(1),(2)	(0.20)%	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.79%	1.04%	0.64%

(1)
Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.77% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) until at least September 30, 2020. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

(2)
Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.127% of the management fee to which the Adviser would otherwise be entitled until April 30, 2021. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.

8.	The table under the heading “Example” on page 13 of the Prospectus with respect to the NVIT Multi-Manager Large Cap Value Fund is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$81	$296	$528	$1,195
Class II Shares	106	374	662	1,483
Class Y Shares	66	248	447	1,019

9.	The table under the heading “Fees and Expenses” on page 17 of the Prospectus with respect to the NVIT Multi-Manager Mid Cap Growth Fund is deleted in its entirety and replaced with the following:

	Class I Shares	Class II Shares	Class Y Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.23%	0.23%	0.16%
Total Annual Fund Operating Expenses	0.98%	1.23%	0.91%
Fee Waiver/Expense Reimbursement(1),(2)	(0.13)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.85%	1.10%	0.78%

(1)
Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.82% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) until at least September 30, 2020. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

(2)
Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.039% of the management fee to which the Adviser would otherwise be entitled until April 30, 2021. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.

10.	The table under the heading “Example” on page 17 of the Prospectus with respect to the NVIT Multi-Manager Mid Cap Growth Fund is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$87	$299	$529	$1,190
Class II Shares	112	378	663	1,477
Class Y Shares	80	277	491	1,108

11.	The table under the heading “Fees and Expenses” on page 20 of the Prospectus with respect to the NVIT Multi-Manager Mid Cap Value Fund is deleted in its entirety and replaced with the following:

	Class I Shares	Class II Shares	Class Y Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.24%	0.10%	0.09%
Total Annual Fund Operating Expenses	0.99%	1.10%	0.84%
Fee Waiver/Expense Reimbursement(1),(2)	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.95%	1.06%	0.80%

(1)
Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.81% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) until at least September 30, 2020. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

(2)
Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.013% of the management fee to which the Adviser would otherwise be entitled until April 30, 2021. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.

12.	The table under the heading “Example” on page 20 of the Prospectus with respect to the NVIT Multi-Manager Mid Cap Value Fund is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$97	$311	$543	$1,209
Class II Shares	108	346	602	1,337
Class Y Shares	82	264	462	1,033

13.	The table under the heading “Fees and Expenses” on page 24 of the Prospectus with respect to the NVIT Multi-Manager Small Cap Growth Fund is deleted in its entirety and replaced with the following:

	Class I Shares	Class II Shares	Class Y Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.84%	0.84%	0.84%
Distribution and/or Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.31%	0.31%	0.16%
Total Annual Fund Operating Expenses	1.15%	1.40%	1.00%
Fee Waiver/Expense Reimbursement(1)	(0.08)%	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.07%	1.32%	0.92%
(1)

Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.08% of the management fee to which the Adviser would otherwise be entitled until April 30, 2021. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.

14.	The table under the heading “Example” on page 24 of the Prospectus with respect to the NVIT Multi-Manager Small Cap Growth Fund is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$109	$357	$625	$1,390
Class II Shares	134	435	758	1,673
Class Y Shares	94	310	545	1,217
15.	The table under the heading “Fees and Expenses” on page 28 of the Prospectus with respect to the NVIT Multi-Manager Small Cap Value Fund is deleted in its entirety and replaced with the following:

	Class I Shares	Class II Shares	Class IV Shares	Class Y Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.87%	0.87%	0.87%	0.87%
Distribution and/or Service (12b-1) Fees	None	0.25%	None	None
Other Expenses	0.27%	0.27%	0.27%	0.12%
Total Annual Fund Operating Expenses	1.14%	1.39%	1.14%	0.99%
Fee Waiver/Expense Reimbursement(1)	(0.08)%	(0.08)%	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.06%	1.31%	1.06%	0.91%
(1)

Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.95% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) until at least September 30, 2020. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

(2)
Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.04% of the management fee to which the Adviser would otherwise be entitled until April 30, 2021. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.

16.	The table under the heading “Example” on page 28 of the Prospectus with respect to the NVIT Multi-Manager Small Cap Value Fund is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$108	$354	$620	$1,379
Class II Shares	133	432	753	$1,662
Class IV Shares	108	354	620	$1,379
Class Y Shares	93	307	539	$1,206